Accounting principles - Accounting of Prosynergia acquisition (Details) - EUR (€) € in Thousands		8 Months Ended	12 Months Ended
	Dec. 01, 2021	Dec. 12, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 01, 2022
Disclosure Of Detailed Information About Assets Acquisitions [Line Items]
Total financial liabilities			€ 77,045	€ 49,797	€ 61,585
Gains on financial liabilities at fair value through profit or loss			€ 3,198	1,446	€ 0
Prosynergia earn-out liability
Disclosure Of Detailed Information About Assets Acquisitions [Line Items]
Total financial liabilities				0
Gains on financial liabilities at fair value through profit or loss				€ 1,446
Prosynergia
Disclosure Of Detailed Information About Assets Acquisitions [Line Items]
Proportion of ownership interest in subsidiary		100.00%
Prosynergia
Disclosure Of Detailed Information About Assets Acquisitions [Line Items]
Earn-out measured at fair value						€ 1,446
Earn-out, market capitalization threshold						€ 300,000
Earn-out, percentage						1.00%
Earn-out, maximum amount						€ 4,000
Earn-out, amount payable if conditions are not met						€ 0
Prosynergia
Disclosure Of Detailed Information About Assets Acquisitions [Line Items]
Loan granted	€ 1,400